Related party transactions	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Disclosure of related party [text block]	Related party transactions
    Related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Refer to Note 24, Related party transactions, in the FCA Consolidated Financial Statements at December 31, 2019 for a description of the Group's transactions with the Group's unconsolidated subsidiaries, joint ventures, associates and other related parties.
    The amounts for significant transactions with related parties recognized in the Semi-Annual Condensed Consolidated Income Statement were as follows:

	Three months ended June 30,
	2020				2019
	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses
	(€ million)
Joint arrangements and associates	€330	€147	€(2)	€7	€769	€687	€(10)	€10
CNHI	51	56	—	—	110	93	1	—
Ferrari	4	9	—	—	9	35	—	—

	Six months ended June 30,
	2020				2019
	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses
	(€ million)
Joint arrangements and associates	€1,036	€632	€(5)	€15	€1,541	€1,203	€(25)	€25
CNHI	126	113	—	—	237	166	3	—
Ferrari	9	27	—	—	23	75	—	—
    Assets and liabilities from significant transactions with related parties were as follows:

	At June 30, 2020					At December 31, 2019
	Trade and other receivables	Trade payables	Other liabilities	Asset-backed financing	Debt	Trade and other receivables	Trade payables	Other liabilities	Asset-backed financing	Debt
	(€ million)
Joint arrangements and associates	€531	€414	€144	€19	€63	€432	€362	€207	€141	€194
CNHI	35	64	12	—	—	49	87	11	—	—
Ferrari	9	18	—	—	—	12	49	—	—	—